Long-Term Loans, Net of Current Maturities (Details) - Schedule of maturities of long-term debt $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of long-term debt [Abstract]
2021	$ 815
2022	667
2023	549
Total	$ 2,031